Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001462120
Registrant Name	Live Oak Bancshares, Inc.
Registration File Number	333-269263
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES